Columbia Variable Portfolio – Acorn Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Acorn Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
NIQ Global Intelligence PLC(a),(b)	165,139	2,592,682
Total Communication Services		2,592,682
Consumer Discretionary 15.2%
Automobile Components 3.6%
Dorman Products, Inc.(a)	45,594	7,107,193
Modine Manufacturing Co.(a)	72,254	10,271,628
Total		17,378,821
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc.(a)	66,446	7,214,042
Hotels, Restaurants & Leisure 4.3%
Churchill Downs, Inc.	89,661	8,698,014
Portillo’s, Inc., Class A(a)	313,540	2,022,333
Wingstop, Inc.	33,173	8,348,981
Xponential Fitness, Inc., Class A(a)	233,613	1,819,845
Total		20,889,173
Household Durables 4.1%
Cavco Industries, Inc.(a)	14,599	8,478,077
SharkNinja, Inc.(a)	22,592	2,330,365
TopBuild Corp.(a)	22,260	8,700,544
Total		19,508,986
Specialty Retail 1.7%
Five Below, Inc.(a)	51,733	8,003,095
Total Consumer Discretionary		72,994,117
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	80,065	7,466,061
Sprouts Farmers Market, Inc.(a)	39,834	4,333,939
Total		11,800,000
Household Products 1.0%
WD-40 Co.	25,481	5,035,046
Personal Care Products 0.8%
elf Beauty, Inc.(a)	27,389	3,628,495
Total Consumer Staples		20,463,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.5%
Energy Equipment & Services 0.8%
TechnipFMC PLC	93,746	3,698,280
Oil, Gas & Consumable Fuels 0.7%
Antero Resources Corp.(a)	54,960	1,844,457
EQT Corp.	28,860	1,570,850
Total		3,415,307
Total Energy		7,113,587
Financials 9.5%
Banks 1.5%
Lakeland Financial Corp.	36,792	2,362,047
Western Alliance Bancorp	55,238	4,790,239
Total		7,152,286
Capital Markets 6.4%
Blue Owl Capital, Inc.	298,858	5,059,666
Carlyle Group, Inc. (The)	181,858	11,402,497
GCM Grosvenor, Inc., Class A	862,541	10,410,870
Miami International Holdings, Inc.(a)	31,929	1,285,461
StoneX Group, Inc.(a)	26,726	2,697,188
Total		30,855,682
Insurance 1.6%
Ryan Specialty Holdings, Inc., Class A	136,818	7,711,062
Total Financials		45,719,030
Health Care 19.2%
Biotechnology 6.2%
Absci Corp.(a),(b)	488,126	1,483,903
BridgeBio Pharma, Inc.(a)	53,367	2,771,882
Exact Sciences Corp.(a)	171,465	9,380,850
Insmed, Inc.(a)	62,792	9,042,676
Neurocrine Biosciences, Inc.(a)	6,738	945,880
Nuvalent, Inc., Class A(a)	33,222	2,873,039
Revolution Medicines, Inc.(a)	47,129	2,200,924
Vaxcyte, Inc.(a)	29,030	1,045,661
Total		29,744,815

Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	57,890	4,720,930
iRhythm Technologies, Inc.(a)	15,349	2,639,875
Masimo Corp.(a)	58,848	8,683,022
Penumbra, Inc.(a)	19,145	4,849,811
Total		20,893,638
Health Care Providers & Services 4.4%
Alignment Healthcare, Inc.(a)	302,375	5,276,444
Encompass Health Corp.	37,629	4,779,635
HealthEquity, Inc.(a)	86,817	8,227,647
Pennant Group, Inc. (The)(a)	87,221	2,199,714
RadNet, Inc.(a)	10,116	770,940
Total		21,254,380
Health Care Technology 0.7%
Doximity, Inc., Class A(a)	33,483	2,449,281
Phreesia, Inc.(a)	45,886	1,079,239
Total		3,528,520
Life Sciences Tools & Services 3.2%
Adaptive Biotechnologies Corp.(a)	297,838	4,455,657
BioLife Solutions, Inc.(a)	132,304	3,375,075
Bio-Techne Corp.	100,433	5,587,088
DNA Script(a),(c),(d),(e)	2,550	207,981
ICON PLC(a)	11,112	1,944,600
Total		15,570,401
Pharmaceuticals 0.3%
Crinetics Pharmaceuticals, Inc.(a)	28,140	1,172,031
Total Health Care		92,163,785
Industrials 27.5%
Aerospace & Defense 8.1%
Aerovironment, Inc.(a)	26,703	8,408,508
Axon Enterprise, Inc.(a)	3,487	2,502,411
Curtiss-Wright Corp.	16,553	8,987,286
Karman Holdings, Inc.(a)	37,556	2,711,543
Kratos Defense & Security Solutions, Inc.(a)	61,940	5,659,458
Moog, Inc., Class A	17,174	3,566,524
VSE Corp.	43,827	7,285,800
Total		39,121,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%
Janus International Group, Inc.(a)	549,284	5,421,433
Commercial Services & Supplies 0.4%
Healthcare Services Group, Inc.(a)	109,272	1,839,048
Construction & Engineering 4.0%
MasTec, Inc.(a)	24,182	5,146,172
MYR Group, Inc.(a)	15,378	3,199,085
Sterling Infrastructure, Inc.(a)	32,003	10,870,779
Total		19,216,036
Electrical Equipment 1.2%
Bloom Energy Corp., Class A(a)	67,112	5,675,662
Machinery 4.7%
Esab Corp.	50,658	5,660,525
Mueller Water Products, Inc., Class A	241,252	6,156,751
SPX Technologies, Inc.(a)	58,623	10,949,604
Total		22,766,880
Marine Transportation 1.1%
Matson, Inc.	50,970	5,025,132
Professional Services 3.5%
Parsons Corp.(a)	122,330	10,143,604
Paylocity Holding Corp.(a)	37,389	5,954,946
Willdan Group, Inc.(a)	9,721	939,923
Total		17,038,473
Trading Companies & Distributors 3.4%
Applied Industrial Technologies, Inc.	21,320	5,565,586
FTAI Aviation Ltd.	53,904	8,994,421
McGrath Rentcorp	16,051	1,882,782
Total		16,442,789
Total Industrials		132,546,983
Information Technology 17.2%
Electronic Equipment, Instruments & Components 3.9%
Celestica, Inc.(a)	38,675	9,528,747
Coherent Corp.(a)	47,093	5,072,858
Ingram Micro Holding Corp.	183,382	3,940,879
Total		18,542,484
IT Services 0.5%
Globant SA(a)	38,118	2,187,211
Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Credo Technology Group Holding Ltd.(a)	16,457	2,396,304
Lattice Semiconductor Corp.(a)	69,266	5,078,583
Marvell Technology, Inc.	30,687	2,579,856
Rigetti Computing, Inc.(a)	56,367	1,679,173
Semtech Corp.(a)	45,814	3,273,410
Total		15,007,326
Software 9.4%
Alkami Technology, Inc.(a)	105,062	2,609,740
Braze, Inc., Class A(a)	62,898	1,788,819
Clearwater Analytics Holdings, Inc., Class A(a)	136,421	2,458,306
D-Wave Quantum, Inc.(a)	38,361	947,900
Dynatrace, Inc.(a)	96,881	4,693,885
Gen Digital, Inc.	152,771	4,337,169
Gitlab, Inc., Class A(a)	77,314	3,485,315
Monday.com Ltd.(a)	19,902	3,854,818
SailPoint, Inc.(a)	139,930	3,089,654
Sprout Social, Inc., Class A(a)	105,312	1,360,631
SPS Commerce, Inc.(a)	20,988	2,185,690
Unity Software, Inc.(a)	33,764	1,351,911
Varonis Systems, Inc.(a)	49,863	2,865,627
Vertex, Inc.(a)	72,675	1,801,613
Workiva, Inc., Class A(a)	29,444	2,534,540
Zeta Global Holdings Corp., Class A(a)	169,585	3,369,654
Zscaler, Inc.(a)	8,700	2,607,042
Total		45,342,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
IonQ, Inc.(a)	24,400	1,500,600
Total Information Technology		82,579,935
Real Estate 1.7%
Real Estate Management & Development 1.7%
Colliers International Group, Inc.	51,533	8,049,970
Total Real Estate		8,049,970
Total Common Stocks (Cost $364,097,544)		464,223,630

Exchange-Traded Equity Funds 2.2%
	Shares	Value ($)
Sector 2.2%
SPDR S&P Biotech ETF(b)	103,459	10,366,592
Total Exchange-Traded Equity Funds (Cost $8,822,316)		10,366,592

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 4.265%(f),(g)	7,593,994	7,591,716
Dreyfus Government Cash Management Fund, Institutional Shares, 4.041%(f),(h)	12,759,885	12,759,885
Total Money Market Funds (Cost $20,350,583)		20,351,601
Total Investments in Securities (Cost: $393,270,443)		494,941,823
Other Assets & Liabilities, Net		(14,072,035)
Net Assets		480,869,788
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2025. The total market value of securities on loan at September 30, 2025 was $12,489,798.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $207,981, which represents 0.04% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $207,981, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	207,981

Columbia Variable Portfolio – Acorn Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	4,740,598	83,632,992	(80,782,181)	307	7,591,716	(399)	209,251	7,593,994

(h)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Acorn Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7064_12_D01_(11/25)